Ranges of Significant Unobservable Inputs Used to Value Level Three Financial Instruments (Detail) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended			12 Months Ended
	Dec. 31, 2012 Debt Securities	Dec. 31, 2013 Fair Value Measurements Using Level 3 Debt Securities	Dec. 31, 2012 Fair Value Measurements Using Level 3 Debt Securities	Dec. 31, 2013 Fair Value Measurements Using Level 3 Debt Securities Minimum	Dec. 31, 2012 Fair Value Measurements Using Level 3 Debt Securities Minimum USD ($)	Dec. 31, 2012 Fair Value Measurements Using Level 3 Debt Securities Minimum KRW	Dec. 31, 2013 Fair Value Measurements Using Level 3 Debt Securities Maximum	Dec. 31, 2012 Fair Value Measurements Using Level 3 Debt Securities Maximum USD ($)	Dec. 31, 2012 Fair Value Measurements Using Level 3 Debt Securities Maximum KRW	Dec. 31, 2012 Fair Value Measurements Using Level 3 Equity Securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Undiscounted cash flow forecast					$ (7.7)	(8,200.0)		$ 20.8	22,100.0
Long-term growth rate			3.00%
Discount rate			17.80%
Volatility			44.70%
Restriction discount										34.81%
Price/Sales per share ratio				250.00%			590.00%
Discount for lack of marketability		25.00%
Redemption date	1 year later
Significant unobservable inputs, valuation technique		Discount for lack of marketability	Undiscounted cash flow forecast							Restriction discount